Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-29	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 29, 2023
Erroneous Compensation Analysis
Clawback Policies.
Effective January 1, 2015, the Compensation Committee adopted a Policy on Recoupment of Incentive Compensation, or a “clawback policy.” In general, the policy requires our NEOs and certain other executives to return annual or long-term incentive awards, the performance or amount of which is tied to a financial performance measurement, if our financial results are subsequently restated. The policy requires the
return of these awards or shares that exceed the amount that would have been received if the financial results had been properly reported. In addition, effective
November 29, 2023
, the Compensation Committee adopted the NYSE Clawback Policy that provides for the recovery of certain incentive-based compensation in the event of an Accounting Restatement (as defined in the NYSE Clawback Policy) in accordance with new NYSE listing standards.